13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended     03/31/2009
Check here if Amendment [X]; Amendment Number:1
This Amendment:         [ ] is a restatement.
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number:                       028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                 Atlanta, GA                   2/22/2011
--------------------       -----------------------          ---------------
Signature                      City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:        31,571

List of Other Included Managers:                 None

                                 TITLE OF                   MKT VAL                                   OTHER      VOTING AUTHORITY
ISSUER NAME                        CLASS         CUSIP     (X $1000)  SHARES  INVESTMENT  DISCRETION  MNGRS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CLEVELANDS CLIFFS INC-W/RTS TO  COM              185896107  $   802.00   44195  SOLE                                           44195
DOLLAR FINL CORP                COM              256664103  $ 3,052.00 320,625  SOLE                          65491   255134
BIO IMAGING TECHNOLOGIES INC    COM              09056N103  $   955.00  274600  SOLE                         274600
EV ENERGY PARTNERS L P          COM UNITS        26926V107  $ 5,502.00 379,498  SOLE                         102830           276668
EZCORP  INC-CL A                CL A NON VTG     302301106  $ 1,569.00 135,700  SOLE                          40000            95700
GLOBAL SOURCES LTD              ORD              G39300101  $ 1,710.00  439964  SOLE                         439964
LIFE SCIENCES RESH INC          COM              532169109  $   540.00  51,000  SOLE                          51000
LITHIA MOTORS INC-CL A          CLA              536797103  $ 1,528.00  679527  SOLE                                          679527
MCDERMOTT INTERNATIONAL INC     COM              580037109  $ 3,771.00 450,522  SOLE                         167515           283007
NII HLDGS INC                   CL B NEW         62913F201  $ 2,541.00 169,465  SOLE                          37225           132240
WALTER INDUSTRIES               COM              93317q105  $ 6,158.00 269,275  SOLE                          84000           185275
UNITED ONLINE INC               COM              911268100  $ 2,152.00 482,690  SOLE                         150000           332690
PHYSICIANS FORMULA HOLDINGS     COM              719427106  $   176.00  90,000  SOLE                          90000
PROSHARES TR                    PSHY REAL ESTAT  74347R552  $   528.00  10,000  SOLE                         10,000
SUNTRUST BKS INC                COM              867914103  $   587.00  50,000  SOLE                                          50,000